Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE MID-CAP GROWTH FUND, INC.
Entity Central Index Key	0000887147
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005470
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth Fund
Class Name	Investor Class
Trading Symbol	RPMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - Investor Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 22,941,523,000
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	32.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$22,941,523
Number of Portfolio Holdings	134

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	32.7%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	27.2%
Industrials & Business Services	19.6
Health Care	18.3
Consumer Discretionary	13.4
Financials	6.6
Energy	3.9
Consumer Staples	3.4
Communication Services	3.2
Materials	1.4
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Agilent Technologies	2.4%
Keysight Technologies	2.1
Mettler-Toledo International	2.0
Teradyne	2.0
MACOM Technology Solutions Holdings	2.0
Datadog	1.9
Yum! Brands	1.8
Burlington Stores	1.7
Lattice Semiconductor	1.7
Alnylam Pharmaceuticals	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005471
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	PAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - Advisor Class	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 22,941,523,000
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	32.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$22,941,523
Number of Portfolio Holdings	134

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	32.7%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	27.2%
Industrials & Business Services	19.6
Health Care	18.3
Consumer Discretionary	13.4
Financials	6.6
Energy	3.9
Consumer Staples	3.4
Communication Services	3.2
Materials	1.4
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Agilent Technologies	2.4%
Keysight Technologies	2.1
Mettler-Toledo International	2.0
Teradyne	2.0
MACOM Technology Solutions Holdings	2.0
Datadog	1.9
Yum! Brands	1.8
Burlington Stores	1.7
Lattice Semiconductor	1.7
Alnylam Pharmaceuticals	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005472
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth Fund
Class Name	R Class
Trading Symbol	RRMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - R Class	$66	1.31%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 22,941,523,000
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	32.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$22,941,523
Number of Portfolio Holdings	134

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	32.7%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	27.2%
Industrials & Business Services	19.6
Health Care	18.3
Consumer Discretionary	13.4
Financials	6.6
Energy	3.9
Consumer Staples	3.4
Communication Services	3.2
Materials	1.4
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Agilent Technologies	2.4%
Keysight Technologies	2.1
Mettler-Toledo International	2.0
Teradyne	2.0
MACOM Technology Solutions Holdings	2.0
Datadog	1.9
Yum! Brands	1.8
Burlington Stores	1.7
Lattice Semiconductor	1.7
Alnylam Pharmaceuticals	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159676
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth Fund
Class Name	I Class
Trading Symbol	RPTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - I Class	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 22,941,523,000
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	32.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$22,941,523
Number of Portfolio Holdings	134

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	32.7%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	27.2%
Industrials & Business Services	19.6
Health Care	18.3
Consumer Discretionary	13.4
Financials	6.6
Energy	3.9
Consumer Staples	3.4
Communication Services	3.2
Materials	1.4
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Agilent Technologies	2.4%
Keysight Technologies	2.1
Mettler-Toledo International	2.0
Teradyne	2.0
MACOM Technology Solutions Holdings	2.0
Datadog	1.9
Yum! Brands	1.8
Burlington Stores	1.7
Lattice Semiconductor	1.7
Alnylam Pharmaceuticals	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219320
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth Fund
Class Name	Z Class
Trading Symbol	TRQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 22,941,523,000
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	32.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$22,941,523
Number of Portfolio Holdings	134

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	32.7%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	27.2%
Industrials & Business Services	19.6
Health Care	18.3
Consumer Discretionary	13.4
Financials	6.6
Energy	3.9
Consumer Staples	3.4
Communication Services	3.2
Materials	1.4
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Agilent Technologies	2.4%
Keysight Technologies	2.1
Mettler-Toledo International	2.0
Teradyne	2.0
MACOM Technology Solutions Holdings	2.0
Datadog	1.9
Yum! Brands	1.8
Burlington Stores	1.7
Lattice Semiconductor	1.7
Alnylam Pharmaceuticals	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless